Financial instruments - financial and other risks - Narrative (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Sale Leaseback Transaction, Deposit Amount In Aggregate	$ 9,904,000	$ 9,624,000
Sale leaseback transaction, aggregate amount	9,904,000	9,624,000
Unsecured Senior Notes due 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings	28,100,000
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about financial instruments [line items]
Aggregate Difference in Investment Fair Value Between Put and Call Option Exercise Prices	600,000
Aggregate difference in investment fair value between put and call option exercise prices	600,000
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350,000		$ 4,350,000
Sale Leaseback Transaction, Deposit Amount In Aggregate	13,100,000		13,100,000
Sale leaseback transaction, deposit per vessel	4,350,000		4,350,000
Sale leaseback transaction, aggregate amount	13,100,000		$ 13,100,000
Deferred Financing Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	21,037,000	16,596,000
Deferred Financing Costs [Member] | Secured bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,400,000	8,800,000
Deferred Financing Costs [Member] | Finance Lease [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	7,100,000	$ 7,800,000
Deferred Financing Costs [Member] | Unsecured Senior Notes due 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 1,600,000